Adoption of New and Amendments to IFRSs - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	$ 511,861	$ 322,215
Right-of-use assets	991	1,036
Lease liabilities	991	1,036
Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	991
Lease liabilities	991
Convertible Preferred Shares [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	511,861	$ 322,215
Convertible Preferred Shares [Member] | Classification of Liabilities as Current or Non-current [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	$ 511,861